Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of share option activities	The following table summarizes the share option activities for the years ended December 31, 2018, 2019 and 2020:

	Number of share options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
		US$	US$	years	US$’000
At January 1, 2018	1,542,576	5.62	N/A	7.24	19,387
Exercised	(503,712)	1.28	N/A	N/A	N/A
Forfeited	(130,455)	9.19	N/A	N/A	N/A
At December 31, 2018	908,409	7.52	N/A	6.27	2,724
Vested and expected to vest at December 31, 2018	862,372	4.69	11.39	5.58	2,793
Exercisable to vest at December 31, 2018	823,341	4.52	12.02	5.88	2,634
At January 1, 2019	908,409	7.52	N/A	6.27	2,724
Exercised	(135,281)	1.25	N/A	N/A	N/A
Forfeited	(105,261)	11.46	N/A	N/A	N/A
At December 31, 2019	667,867	8.16	N/A	5.27	1,807
Vested and expected to vest at December 31, 2019	660,247	4.72	12.08	5.14	780
Exercisable to vest at December 31, 2019	657,142	4.54	12.78	5.64	800
At January 1, 2020	667,867	8.16	N/A	5.27	1,807
Exercised	(235,765)	3.75	N/A	N/A	N/A
Forfeited	—	—	N/A	N/A	N/A
At December 31, 2020	432,102	10.56	N/A	4.28	4,578
Vested and expected to vest at December 31, 2020	430,569	5.10	14.51	5.09	5,215
Exercisable to vest at December 31, 2020	431,245	5.13	14.50	5.09	5,213

Summary of RSUs activity	The following table summarizes the activity of the service-based RSUs for the year ended December 31, 2018, 2019 and 2020:
	Number of RSUs	Weighted average grant date fair value
At January 1, 2018	—	—
Granted (with a vesting period of 0 to 4 years)	1,950,374	8.72
Vested	(1,569,792)	9.94
Forfeited (Note (ii))	(4,310)	12.7
At December 31, 2018	376,272	8.02
Vested and expected to vest at December 31, 2018	376,272	8.02

At January 1, 2019	376,272	8.02
Granted (with a vesting period of 1 to 4 years)	279,480	3.79
Vested	(167,833)	10.25
Forfeited (Note (ii))	(24,373)	7.56
At December 31, 2019	463,546	5.52
Vested and expected to vest at December 31, 2019	377,507	7.57

At January 1, 2020	463,546	5.52
Granted (with a vesting period of 0 to 4 years)	1,180,295	7.83
Vested	(962,606)	6.55
Forfeited/expired (Note (ii))	(46,730)	7.26
At December 31, 2020	634,505	8.11
Vested and expected to vest at December 31, 2020	620,245	8.83

Note:

(i)

All share-based payments to employees are measured based on their grant-date fair values. Compensation expense is recognized based on the vesting schedule over the requisite service period. Total fair values and intrinsic value of RSUs vested and recognized as expenses for the years ended December 31, 2018, 2019 and 2020 were US$14,330, US$1,331 and US$6,142 respectively.

(ii)

Forfeitures are estimated at the time of grant. If necessary, forfeitures are revised in subsequent periods if actual forfeitures differ from those estimates. Based upon the Company’s expected forfeitures for RSUs granted, the directors of the Company estimated that its future forfeiture rate would be 1% for employees and 0% for non-employees in 2019 and 2020, respectively.

(iii)

During the years ended December 31, 2018, 2019 and 2020, the Company has granted RSUs which are subject to certain market conditions based on achievement of stock prices of the Company. The Company determines the fair value of these RSUs as of the date of grant or modification using the Monte Carlo simulation model which utilizes multiple input variables to determine the stock-based compensation expense with the following assumptions: historical volatility ranging from 37.36% to 62.89%, 0% dividend yield, and risk-free interest rates ranging from 0.1%% to 1.72%. The historical volatility was based on the average volatility of the comparable companies for the most recent 1-year period as of the date of grant or modification. The stock price projection for the Company assumes a 0% dividend yield. This is mathematically equivalent to reinvesting dividends in the issuing entity over the performance period. The risk-free interest rate is equal to the yield, as of the measurement date, of the zero-coupon U.S. Treasury bill that is commensurate with the remaining performance measurement period.

Summary of assumptions used in estimation of fair value of warrants granted

The fair value of the warrants granted on December 9, 2019 was estimated by using the binomial option pricing model with the following assumptions:

Input	%
Volatility	42.1
Risk-free interest rate	1.6
Expected dividend yield	0.0
Expected warrant life (years)	3.0
Expected forfeiture rate	0.0

Summary of compensation costs recognized

Total share-based compensation costs recognized for the years ended December 31, 2018, 2019 and 2020 are as follows:

	For the years ended December 31,
	2018	2019	2020
Cost of revenues	347	35	5
Research and development	6,587	661	92
Sales and marketing	4,811	655	2,707
General and administrative	7,934	4,062	3,445
Total	19,679	5,413	6,249